Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,255	$ 9,384
Provision for credit losses	72	313
Write-offs, net of recoveries	(285)	(518)
Foreign exchange disposals and other adjustments	106	(234)
Allowance account for credit losses of financial assets, Balance at end of period	7,148	8,945
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,390	8,290
Allowance account for credit losses of financial assets, Balance at end of period	6,239	7,933
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,246	9,377
Provision for credit losses	74	312
Write-offs, net of recoveries	(285)	(518)
Foreign exchange disposals and other adjustments	106	(234)
Allowance account for credit losses of financial assets, Balance at end of period	7,141	8,937
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	9	7
Provision for credit losses	(2)	1
Allowance account for credit losses of financial assets, Balance at end of period	7	8
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2
Allowance account for credit losses of financial assets, Balance at end of period	2	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7	5
Provision for credit losses	(2)	1
Allowance account for credit losses of financial assets, Balance at end of period	5	6
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,390	8,289
Allowance account for credit losses of financial assets, Balance at end of period	6,239	7,932
Allowance for credit losses on loans at FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period		1
Allowance account for credit losses of financial assets, Balance at end of period		1
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	856	1,087
Allowance account for credit losses of financial assets, Balance at end of period	902	1,004
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	261	302
Provision for credit losses	(10)	5
Write-offs, net of recoveries	(2)	(3)
Foreign exchange disposals and other adjustments	1	(3)
Allowance account for credit losses of financial assets, Balance at end of period	250	301
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,649	2,112
Provision for credit losses	52	151
Write-offs, net of recoveries	(125)	(183)
Foreign exchange disposals and other adjustments	16	(42)
Allowance account for credit losses of financial assets, Balance at end of period	1,592	2,038
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,314	3,184
Provision for credit losses	117	48
Write-offs, net of recoveries	(144)	(215)
Foreign exchange disposals and other adjustments	41	(86)
Allowance account for credit losses of financial assets, Balance at end of period	2,328	2,931
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,022	3,779
Provision for credit losses	(85)	108
Write-offs, net of recoveries	(14)	(117)
Foreign exchange disposals and other adjustments	48	(103)
Allowance account for credit losses of financial assets, Balance at end of period	$ 2,971	$ 3,667